Balance Sheet (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash	$ 248,178	$ 15,821	$ 59,169
Prepaid expenses	4,783,971	78,768
Other receivables	61,273	37,571	8,900
Total Current Assets	5,093,422	132,160	68,069
Subscription option asset	100,000
Copyrights	865,000	865,000	865,000
Equipment, net	99,683	166,110	210,658
Deferred financing costs			66,064
TOTAL ASSETS	6,158,105	1,163,270	1,209,791
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIENCY)
Accrued liabilities-other	949,907	1,253,283	271,376
Accrued officers’ salaries	85,000	175,000	116,250
Acquisition cost payable	36,665	56,502	56,502
Current portion of obligations under capital leases	131,005	94,377	96,759
Loan payable	139,642		42,000
Convertible promissory note	167,816
Short term loans payable	62,950
Total Current Liabilities	1,572,985	1,579,162	582,887
Obligations Under Capital Leases		83,179	145,877
Deposit for shares to be issued	151,592	394,474
TOTAL LIABILITIES	1,724,577	2,056,815	728,764
none issued and outstanding	0	0	0
issued and outstanding at September 30, 2012, December 31, 2011 and December 31, 2010, respectively.	2,741	1,131	392
Additional paid-in capital	15,901,756	8,862,522	4,900,133
Deficit accumulated during the development stage	(11,470,969)	(9,757,198)	(4,419,498)
Total Stockholders’ Equity (Deficiency)	4,433,528	(893,545)	481,027
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 6,158,105	$ 1,163,270	$ 1,209,791